Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current tax expense:
Federal
State			6	2
Total current			6	2
Deferred tax benefit:
Federal
State
Total deferred
Total provision for income taxes			$ 6	$ 2